Debt (Details) (Convertible Notes Payable [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Expected dividends	0.00%	0.00%
Expected volatility	268.86%	189.81%
Expected term	2 years	5 months
Risk free interest rate	0.32%	0.07%
Minimum [Member]
Expected term	1 year 10 months 6 days
Maximum [Member]
Expected term	1 year 11 months 5 days